PARENT COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 13,928	$ 17,116		$ 18,201
Securities		138,041		138,331
Total assets	1,198,132	1,268,595		1,238,027
Liabilities
Total liabilities	1,097,308	1,185,021		1,162,316
Stockholders' Equity
Total stockholders' equity	100,824	83,574	79,098	75,711	73,998	81,764
Total liabilities and stockholders' equity	1,198,132	1,268,595		1,238,027
Parent Company [Member]
Assets
Cash and due from banks		212		116
Securities		432		392
Investment in subsidiary bank		82,983		75,220
Other assets		220		118
Total assets		83,847		75,846
Liabilities
Dividends payable and other liabilities		273		135
Total liabilities		273		135
Stockholders' Equity
Total stockholders' equity		83,574		75,711
Total liabilities and stockholders' equity		$ 83,847		$ 75,846